INCOME AND MINING TAXES - Components of net deferred income and mining tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ 4,973,271	$ 3,981,875
Mining properties
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	4,960,289	4,115,221
Net operating loss carry forwards
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	(77,247)	(49,394)
Mining taxes
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	308,157	195,249
Reclamation provisions and other labilities
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ (217,928)	$ (279,201)